Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Details) - Designated as hedging instrument € in Millions	Dec. 31, 2025 EUR (€)
Forward contracts
Derivative [Line Items]
Notional amount for hedge on forecasted R&D and other operating expenses	€ 387
Notional amount for hedge on forecasted manufacturing costs	763
Currency collars
Derivative [Line Items]
Notional amount for hedge on forecasted R&D and other operating expenses	346
Notional amount for hedge on forecasted manufacturing costs	€ 593